Note 11 - Stock Options (Details Textual) - USD ($)		9 Months Ended		12 Months Ended
	May 03, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				0	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance		731		690	19,222,000	19,222,000
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount				$ 531,000
Non-employee Stock Options, Comensation Expense, Cost Not yet Recognized, Amount				$ 48,000
Non-employee Stock Options, Comensation Expense, Cost Not yet Recognized, Period for Recognition				270 days
Common Stock, Capital Shares Reserved for Future Issuance				19,222,032	19,222,032
Share Price				$ 0.46	$ 0.44
Share-based Payment Arrangement, Option [Member]
Share-based Payment Arrangement, Expense		$ 204,000	$ 225,000	$ 293,000	$ 301,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total		$ 327,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		1 year 3 months 18 days		2 years
Non-employee Options [Member]
Share-based Payment Arrangement, Expense		$ 48,000	$ 0	$ 16,000	$ 0
Non-employee Stock Options, Comensation Expense, Cost Not yet Recognized, Amount		$ 0
Alliqua Biomedical, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	690,058
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	57,822
Minimum [Member] | Alliqua Biomedical, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercise Price	$ 21.00
Maximum [Member] | Alliqua Biomedical, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercise Price	656.40
Alliqua Biomedical, Inc. [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance		58
Alliqua Biomedical, Inc. [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercise Price	1.11
Alliqua Biomedical, Inc. [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercise Price	$ 3.06
The Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Minimum Price as Percentage of Estimated Fair Value of Underlying Shares				100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Minimum Price as Percentage of Estimated Fair Value of Underlying Shares, 10% Shareholder				110.00%
The Plan [Member] | Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period				10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				4 years